SPARTAN(registered trademark)


(registered trademark)
MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   20   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  24   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income) and the effect of the fund's $5 account closeout fee on an average sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995   PAST 6   PAST 1   PAST 5   LIFE OF
                                 MONTHS   YEAR     YEARS    FUND

Spartan Money Market             2.86%    5.70%    25.89%   46.95%

Average All Taxable
Money Market Fund                2.73%    5.42%    23.21%   41.96%

Consumer Price Index             1.18%    2.81%    15.13%   26.92%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 23, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all taxable money market fund, which reflects the performance of 757 taxable money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan Money Market                   5.70%    4.71%    5.85%

Average All Taxable
Money Market Fund                      5.42%    4.26%    5.33%

Consumer Price Index                   2.81%    2.86%    3.59%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      11/1/94   1/31/95   4/25/95   8/1/95   10/31/95



                       4.75%      5.51%    5.80%     5.63%    5.44%
Spartan Money Market



Average All Taxable    4.40%      5.23%    5.51%     5.31%    5.22%
Money Market Fund



                       10/26/94   2/1/95   4/26/95   8/1/95   11/1/95



                       2.57%      2.82%    2.88%     2.85%    2.85%
MMDA


Row: 1, Col: 1, Value: 4.75
Row: 1, Col: 2, Value: 4.4
Row: 1, Col: 3, Value: 2.57
Row: 2, Col: 1, Value: 5.51
Row: 2, Col: 2, Value: 5.23
Row: 2, Col: 3, Value: 2.82
Row: 3, Col: 1, Value: 5.8
Row: 3, Col: 2, Value: 5.51
Row: 3, Col: 3, Value: 2.88
Row: 4, Col: 1, Value: 5.63
Row: 4, Col: 2, Value: 5.31
Row: 4, Col: 3, Value: 2.85
Row: 5, Col: 1, Value: 5.44
Row: 5, Col: 2, Value: 5.22
Row: 5, Col: 3, Value: 2.85
6% -
5% -
4% -
3% -
2% -
1% -
0%
Spartan
Money Market
Average All Taxable
Money Market Fund
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average all taxable money market fund and the average bank money market deposit account (MMDA). Figures for the average all taxable money market fund are from IBC/Donoghue. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd, Portfolio Manager of Spartan Money Market Fund
Q. JOHN, THE ECONOMIC INDICATORS HAVE BEEN SENDING US CONTRADICTORY SIGNALS. HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS?
A. Last April we had just entered what turned out to be the weakest quarter of the year, with the economy expanding at an annual rate of only 1.3%. Some saw that as a sign of a coming recession. By early July, the Federal Reserve was sufficiently concerned to shave one-quarter percentage point off the federal funds rate, the interest rate banks charge each other for overnight loans. That ended a string of seven rate increases by the Federal Reserve dating back to February 1994. But even as the Fed was taking that small step to stimulate economic growth, there were signs that the spring slowdown had perhaps been no more than an inventory correction. Initial estimates of the annualized growth rate during the third quarter of 1995 came in at slightly above 4%. Employment has remained firm throughout, with the unemployment rate hovering around 5.5%. Normally when unemployment dips below 6%, we would expect to see some upward pressure on wages. That hasn't happened yet, in part because a continuation of corporate downsizing dating back to the last recession has made people more concerned with job security than growth in salary and benefits. Because of this and the productivity improvements resulting from strong business investment during this expansion, inflation has remained subdued.
Q. DOES THAT MEAN YOU THINK THE FED WON'T LOWER RATES AGAIN?
A. Not necessarily. There's also the budget debate to consider. If Congress passes a credible deficit reduction package later this fall, and it becomes law, the Fed might respond with another rate cut to help offset the fiscal drag of budget cuts. It's not a sure thing since the major spending cuts probably won't kick in for several years, and if long-term rates come down sufficiently, that alone could be enough to stimulate growth. Still, most market participants are assuming the Fed will lower rates by as much as half a percentage point if the budget deal goes through, and have already factored that assumption into the pricing of short-term instruments.
Q. WHAT WAS YOUR STRATEGY IN THE FACE OF SO MANY CONFLICTING CURRENTS?
A. The fund's average maturity when the period began was 52 days. It reached 60 days on the eve of the Fed's rate cut in July and since then has fluctuated in a range generally between 50 and 60 days. Variable rate securities made up 17% of the fund's assets when the period began, many with interest rates that adjusted at weekly or even daily intervals. I let most of those mature during the course of the second and third quarter of 1995. By the end of August, variable rate securities made up only 11% of the fund. Since then I've been reestablishing the fund's stake in variable rate securities but with an emphasis on those with rates that reset at longer intervals.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1995, was 5.44%, compared to 5.82% six months ago. The fund's total return for the six-month period was 2.86%, which beat the average total return of 2.73% during the same period for all taxable money market funds, according to IBC/Donoghue.
Q. WHAT'S YOUR OUTLOOK?
A. As we head toward 1996, I think the total economic picture remains bright, thanks to a rare combination of decent growth, low unemployment and very mild inflationary pressures. But while I may not see a strong need for the Fed to stimulate growth in the months ahead, I think some sort of token rate cut is possible, even likely. So I'll probably look for opportunities to extend the fund's average maturity out to around 70 days.

FUND FACTS
GOAL: seeks high current
income while maintaining a
stable $1 share price by
investing in high quality,
short-term money market
securities of all types
START DATE: January 23, 1989
SIZE: as of October 31,
1995, more than $8.5 billion
MANAGER: John Todd, since
1989; manager, Select
Money Market Portfolio,
since 1991; Daily Money
Fund: Money Market
Portfolio and Fidelity
Institutional Cash Portfolio:
Money Market Portfolio,
since 1992; joined Fidelity in
1981
(checkmark)

WORDS TO KNOW
BANKERS' ACCEPTANCE (BA): A
short-term note whose
payment is guaranteed by a
bank.
CERTIFICATE OF DEPOSIT (CD): An
interest-bearing deposit with a
specific maturity. Large
denomination CDs, like the
fund buys, have negotiable
interest rates and can be sold
in the secondary market.
COMMERCIAL PAPER: A
short-term note from a bank or
corporation.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity,
weighted by dollar amount, is
short, the fund manager is
expecting rates to rise. When
the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
TIME DEPOSIT (TD): An
interest-bearing deposit with a
specific maturity. Large
denomination TDs, like the
fund buys, differ from CDs in
that they can't be sold in the
secondary market.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/95           4/30/95            10/31/94

0 - 30       51                 50                 47

31 - 90      22                 28                 30

91 - 180     23                 19                 23

181 - 397    4                  3                  0

WEIGHTED AVERAGE MATURITY
                       10/31/95   4/30/95   10/31/94

Spartan Money Market
Fund                   62 days    52 days   53 days

Average All Taxable
Money Market Fund*     56 days    46 days   42 days

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 46.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 4, Value: 0.0
Bank CDs,
BAs, TDs,
and notes 47%
Commercial
paper 46%
Government
securities 4%
Other 3%
Bank CDs,
BAs, TDs,
and notes 48%
Commercial
paper 44%
Government
securities 8%
Other 0%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 28.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 0.9%
Boatmen's First National Bank of Kansas City
 11/1/95 5.90% (a) $ 25,000 $ 25,000
National Westminster Bank, USA
 11/29/95 5.80  24,000  24,000
NBD Bank, N.A.
 12/1/95 5.75  25,000  25,000
   74,000
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
ABN-AMRO Bank
 12/12/95 5.80  25,000  25,000
 12/19/95 5.74  30,000  30,000
   55,000
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%
Bank of Nova Scotia
 11/27/95 5.75  25,000  25,000
 11/28/95 5.75  50,000  50,000
   75,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 19.6%
Bank of Tokyo
 11/16/95 5.87  41,000  41,000
Banque Nationale de Paris
 11/3/95 5.75  40,000  40,000
 11/6/95 5.76  50,000  50,000
 11/13/95 6.05  10,000  10,000
 11/28/95 5.75  50,000  50,000
 11/28/95 5.77  30,000  30,000
 12/18/95 5.75  35,000  35,000
Bayerische Hypotheken-und Weschel
 11/3/95 5.75  30,000  30,000
 11/30/95 5.75  30,000  30,000
Bayerische Landesbank Girozentrale
 2/5/96 5.75  25,000  25,000
 10/30/96 5.86 (a)  65,000  65,000
Caisse Nationale de Credit Agricole
 4/22/96 5.72  75,000  75,000
Canadian Imperial Bank of Commerce
 12/26/95 5.77  40,000  40,000
 12/26/95 5.78  60,000  60,000
Commerzbank, Germany
 12/4/95 6.30  25,000  25,001
Credit Suisse
 11/27/95 5.75  50,000  50,000
Dresdner Bank, A.G.
 12/29/95 6.35  25,000  25,029
Fuji Bank, Ltd.
 11/13/95 5.94  25,000  25,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
HYPO U.S. Finance
 11/8/95 6.00% $ 30,000 $ 30,000
 11/9/95 6.03  25,000  25,000
Industrial Bank of Japan, Ltd.
 11/13/95 5.92  20,000  20,000
Lloyds Bank, PLC
 11/28/95 5.75  50,000  50,000
National Westminster Bank, PLC
 11/13/95 5.80  100,000  100,000
Rabobank Nederland, N.V.
 11/21/95 5.74  25,000  25,000
 2/5/96 5.75  25,000  25,000
Royal Bank of Canada
 3/27/96 5.75  15,000  15,000
Royal Bank of Scotland, PLC
 11/9/95 6.02  25,000  25,000
Sanwa Bank, Ltd.
 11/10/95 5.84  23,000  23,000
 11/14/95 5.84  25,000  25,000
 11/17/95 5.90  19,000  19,000
Societe Generale
 11/27/95 5.75  35,000  35,000
Sumitomo Bank, Ltd.
 11/14/95 6.00  24,000  24,000
 11/27/95 5.98  50,000  49,998
Swiss Bank Corp.
 12/4/95 5.77  50,000  50,000
 12/6/95 5.77  75,000  75,000
 2/5/96 5.75  50,000  50,000
 2/26/96 5.75  75,000  75,000
 3/25/96 5.75  81,000  81,000
Westdeutsche Landesbank
 11/27/95 5.75  75,000  75,000
 12/13/95 6.34  25,000  25,027
Westpac Banking Corp.
 12/14/95 6.00  25,000  25,000
 12/27/95 5.81  25,000  25,000
   1,678,055
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 1.8%
Bank of America National Trust & Savings Assoc.
 11/27/95 6.00  25,000  25,000
Chemical Bank
 3/11/96 5.81  30,000  30,000
 3/20/96 5.81  50,000  50,000
 3/25/96 5.81  50,000  50,000
   155,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 4.6%
Abbey National (UK), PLC
 3/13/96 5.75% $ 45,000 $ 45,000
 4/23/96 5.75  50,000  50,000
Banque Nationale de Paris
 2/20/96 5.86  25,000  25,001
Bayerische Hypotheken-und Weschel
 3/14/96 5.71  50,000  50,002
Deutsche Bank, A.G.
 4/24/96 5.73  75,000  75,000
Landesbank Hessen - Thuringen
 3/14/96 5.71  35,000  35,001
National Westminster Bank, PLC
 11/28/95 5.75  35,000  35,000
 12/4/95 6.31  25,000  25,001
Royal Bank of Scotland, PLC
 11/15/95 5.74  15,000  15,000
Westdeutsche Landesbank
 11/1/95 5.75  40,000  40,000
   395,005
TOTAL CERTIFICATES OF DEPOSIT   2,432,060
COMMERCIAL PAPER - 45.5%

A.H. Robins Company, Incorporated
 11/9/95 5.83  5,000  4,994
 11/15/95 5.81  30,000  29,933
 12/5/95 5.79  23,000  22,876
American Express Credit Corp.
 11/15/95 6.10  38,000  37,913
 11/16/95 5.75  15,000  14,965
 11/16/95 6.11  27,000  26,933
 12/14/95 5.92  44,000  43,698
 3/1/96 5.80  25,000  24,526
 3/1/96 5.81  24,000  23,543
 3/8/96 5.73  25,000  24,505
American Home Food Products, Inc.
 12/5/95 5.79  5,416  5,387
 12/8/95 5.80  18,000  17,894
American Home Products
 11/14/95 5.81  10,000  9,979
 12/8/95 5.79  16,500  16,402
 12/13/95 5.75  10,820  10,748
 2/6/96 5.85  3,000  2,953
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
American Telephone & Telegraph Co.
 3/14/96 5.80% $ 13,000 $ 12,727
 3/18/96 5.71  50,000  48,938
Associates Corp. of North America
 11/2/95 6.02  20,000  19,997
 11/15/95 5.78  24,000  23,947
 12/4/95 5.77  17,000  16,911
 12/11/95 5.78  10,000  9,937
BHF Finance (Delaware), Inc.
 11/8/95 5.78  25,000  24,972
Banc One Corp.
 11/7/95 6.18  19,000  18,981
Bank of New York Company, Inc.
 12/13/95 5.78  16,000  15,893
Bear Stearns Cos., Inc.
 11/29/95 5.77  22,000  21,902
 12/15/95 5.80  25,000  24,824
Beneficial Corp.
 11/16/95 5.75  50,000  49,881
CIT Group Holdings, Inc.
 11/9/95 6.08  25,000  24,967
 11/28/95 5.80  20,000  19,914
 12/4/95 5.78  10,000  9,948
 12/11/95 5.78  36,000  35,772
 2/15/96 5.87  55,000  54,077
 2/27/96 5.81  10,000  9,813
 3/4/96 5.82  22,000  21,570
Cadbury Schweppes, PLC
 11/6/95 5.78  24,000  23,981
Chrysler Financial Corporation
 11/6/95 5.85  13,000  12,990
 11/13/95 5.87  17,000  16,967
 11/13/95 5.94  15,000  14,971
 11/15/95 5.82  15,000  14,966
 11/16/95 5.82  8,000  7,981
 12/4/95 5.88  10,000  9,947
 12/11/95 5.84  13,000  12,917
 12/12/95 5.84  13,000  12,914
 12/18/95 5.86  8,000  7,939
 12/20/95 5.85  22,000  21,826
Commerzbank U.S. Finance, Inc.
 11/17/95 5.77  20,000  19,949
 12/4/95 5.78  39,000  38,795
CoreStates Capital Corp.
 11/15/95 5.83 (a)  19,000  19,000
Dakota
 11/7/95 5.78  16,000  15,985
 1/26/96 5.84  20,807  20,521
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Den Danske Corp., Inc.
 11/24/95 5.80% $ 25,000 $ 24,909
Deutsche Bank Financial Inc.
 11/14/95 5.76  100,000  99,793
 11/15/95 5.76  95,000  94,788
Dresdner Bank, A.G.
 11/13/95 6.08  25,000  24,951
du Pont (E.I.) de Nemours & Co.
 11/29/95 5.88  25,000  24,889
Eiger Capital Corp.
 11/13/95 5.78  33,151  33,087
 11/20/95 5.79  40,000  39,879
Enterprise Funding Corp.
 11/14/95 5.77  13,000  12,973
Ford Motor Credit, PLC
 11/27/95 5.78  30,000  29,876
 11/28/95 5.78  30,000  29,872
Ford Motor Credit Corp.
 11/3/95 5.74  15,000  14,995
 11/20/95 5.76  50,000  49,850
 11/21/95 5.76  43,000  42,864
 11/27/95 5.75  75,000  74,692
 3/28/96 5.76  100,000  97,685
General Electric Capital Corp.
 3/27/96 5.80  100,000  97,697
 3/29/96 5.80  76,000  74,226
 4/24/96 5.76  35,000  34,047
General Electric Corp.
 12/5/95 5.80  25,000  24,865
General Motors Acceptance Corp.
 11/6/95 5.84  84,000  83,933
 11/20/95 5.89  70,000  69,786
 11/22/95 5.89  25,000  24,915
 12/5/95 5.80  53,000  52,714
 12/8/95 5.80  6,700  6,661
 1/29/96 5.87  56,000  55,200
 1/30/96 5.87  32,000  31,538
Glaxo Holdings, PLC
 11/20/95 5.75  18,000  17,946
 11/27/95 5.81  50,000  49,793
 11/28/95 5.81  20,000  19,914
Goldman Sachs Group, L.P. (The)
 11/21/95 5.73  105,000  104,669
Heller Financial, Inc.
 11/28/95 5.95  43,000  42,809
IBM Corp.
 12/4/95 5.76  25,000  24,870
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
John Deere Capital Corp.
 12/4/95 5.76% $ 25,000 $ 24,870
 2/27/96 5.80  25,000  24,534
Lilly (Eli) & Co.
 3/11/96 5.82  7,000  6,856
 3/21/96 5.71  75,000  73,373
Merrill Lynch & Co., Inc.
 12/6/95 5.74  60,000  59,669
 3/8/96 5.76  43,000  42,144
Monsanto Co.
 12/13/95 5.93  9,000  8,940
Morgan Stanley Group, Inc.
 11/21/95 5.75  30,000  29,905
 12/18/95 5.77  58,000  57,570
National Australia Funding, Inc.
 11/8/95 6.03  25,000  24,972
 11/10/95 6.02  25,000  24,964
National & Provincial Building Society
 3/18/96 5.75  25,000  24,462
New Center Asset Trust
 11/7/95 5.84  80,000  79,923
 11/17/95 5.78  39,000  38,900
New South Wales Treasury Corp.
 11/27/95 5.75  11,000  10,955
 2/20/96 5.85  60,000  58,949
 3/4/96 5.80  25,000  24,513
PHH Corp. (a)
 11/1/95 5.88  19,000  18,998
 11/21/95 5.77  23,000  22,993
Preferred Receivables Funding Corp.
 11/1/95 5.76  14,375  14,375
 11/30/95 5.77  22,000  21,899
Raytheon Co.
 11/2/95 5.78  43,300  43,293
Royal Bank of Canada
 12/7/95 5.87  100,000  99,429
 3/14/96 5.70  50,000  48,968
Sears Roebuck Acceptance Corp.
 11/8/95 5.81  16,000  15,982
 11/8/95 5.82  16,000  15,982
 12/4/95 5.87  12,000  11,936
 12/5/95 5.87  17,000  16,907
 12/14/95 5.79  25,000  24,828
 12/14/95 5.81  27,000  26,814
 2/12/96 5.83  14,000  13,771
 2/21/96 5.81  30,000  29,468
Sherwood Medical Company
 12/1/95 5.81  10,000  9,952
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Textron, Inc.
 11/1/95 5.93% $ 12,000 $ 12,000
 11/6/95 5.90  16,000  15,987
 11/10/95 5.90  7,000  6,990
 11/27/95 5.90  2,000  1,991
Toronto Dominion Holdings USA, Inc.
 12/18/95 6.08  69,000  68,471
WCP Funding, Inc.
 11/14/95 5.78  10,000  9,979
Westpac Capital Corp.
 2/21/96 5.89  20,000  19,644
 3/25/96 5.82  20,000  19,544
Wool International
 2/20/96 5.85  25,000  24,562
 2/22/96 5.85  30,000  29,465
Woolwich Equitable Building Society
 2/27/96 5.77  45,000  44,165
 3/18/96 5.81  25,000  24,458
TOTAL COMMERCIAL PAPER   3,892,905
FEDERAL AGENCIES - 4.0%

FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 0.7%
 11/1/95 5.94  56,000  55,986
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.5%
 11/20/95 5.77(a)  22,000  21,980
 12/26/95 6.37   25,000  25,104
   47,084
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.5%
 12/18/95 6.52  40,000  39,676
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 0.6%
 10/4/96 5.81  50,000  50,000
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 1.7%
 10/16/96 5.93  150,000  150,000
TOTAL FEDERAL AGENCIES   342,746
BANK NOTES - 6.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
Bank of America National Trust & Savings Assoc.
 11/1/95 5.81% (a) $ 41,000 $ 40,980
Bank of New York
 12/11/95 5.75  10,000  10,000
 12/15/95 5.75  28,000  28,000
Bank of New York - Delaware
 10/30/96 5.88 (a)  40,000  40,000
Boatmen's First National Bank of Kansas City
 11/15/95 5.86 (a)  18,000  17,999
Boatmen's National Bank of St. Louis
 11/15/95 5.86 (a)  22,000  21,997
Comerica Bank-Detroit
 12/1/95 5.77  65,000  64,960
 1/2/96 5.91  20,000  19,982
 10/27/96 5.90  25,000  24,988
First of America Bank - Illinois
 4/9/96 5.80  19,000  19,000
First Union National Bank of North Carolina
 11/6/95 5.76  55,000  55,000
 11/13/95 5.75  25,000  25,000
Fleet Bank of New York
 12/8/95 5.78  18,000  18,000
Harris Trust & Savings Bank, Chicago
 3/5/96 5.75  25,000  25,000
Household Bank, N.A.
 11/15/95 5.78  10,000  10,000
Huntington National Bank
 11/10/95 5.78 (a)  10,000  10,003
Mellon Bank, N.A.
 3/28/96 5.80  50,000  50,000
Seattle First National Bank
 11/6/95 5.77  14,000  14,000
 12/4/95 5.77  26,000  25,999
Wachovia Bank of North Carolina, N.A.
 11/27/95 5.83  40,000  39,977
TOTAL BANK NOTES   560,885
MASTER NOTES (A) - 1.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1) DATE TIME OF PURCHASE (000S) (000S)
J.P. Morgan Securities
 11/1/95 6.14% $ 28,000 $ 28,000
 11/20/95 5.88  57,000  57,000
Morgan Stanley Group, Inc.
 11/1/95 6.06  33,000  33,000
Norwest Corp.
 11/1/95 5.83  42,000  42,000
TOTAL MASTER NOTES   160,000
MEDIUM-TERM NOTES (A) - 5.2%

Abbey National Treasury Services (c)
 12/9/95 5.91  107,000  107,000
Bear Stearns Cos., Inc.
 1/11/96 5.87  10,000  10,004
Beneficial Corp.
 11/27/95 5.82  25,000  24,989
CIT Group Holdings, Inc.
 11/1/95 5.87  20,000  19,984
Dean Witter, Discover & Co.
 11/15/95 5.87  10,000  10,002
General Electric Capital Corp.
 11/1/95 6.00  75,000  74,992
 11/22/95 5.82   20,000  20,008
General Motors Acceptance Corp.
 11/7/95 5.92  43,000  43,000
Goldman Sachs Group, L.P. (The) (c)
 12/15/95 5.71  42,500  42,500
 3/1/96 5.85  40,000  40,000
Merrill Lynch & Co., Inc.
 2/27/96 5.85  3,000  3,009
Norwest Corp.
 12/10/95 5.85  48,000  48,000
TOTAL MEDIUM-TERM NOTES   443,488
SHORT-TERM NOTES (A) - 3.4%

Capital One Funding Corp.
 11/2/95 5.82  10,695  10,695
 11/7/95 5.82  7,928  7,928
Commonwealth Life Insurance Co.
 11/1/95 6.04  35,000  35,000
SMM Trust Company (1995-B) (b)
 11/2/95 5.90  20,000  20,000
SMM Trust Company (1995-D) (b)
 1/27/96 5.98  32,000  32,000
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
SMM Trust Company (1995-I) (b)
 11/22/95 5.86%  $ 51,000 $ 50,991
SMM Trust Company (1995-J) (b)
 11/15/95 5.88  136,000  136,000
TOTAL SHORT-TERM NOTES   292,614
TIME DEPOSITS - 1.9%

Dai-Ichi Kangyo Bank, Ltd.
 11/16/95 5.97  45,000  45,000
 11/20/95 5.97  55,000  55,000
Mitsubishi Bank, Ltd.
 11/13/95 5.94  50,000  50,000
 11/20/95 5.97  13,000  13,000
TOTAL TIME DEPOSITS   163,000
REPURCHASE AGREEMENTS - 3.1%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 10/31/95 due 11/1/95:
  At 5.93%  $ 267,663  267,619
TOTAL INVESTMENTS - 100%  $ 8,555,317
Total Cost for Income Tax Purposes  $ 8,555,317

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SMM Trust Company:
 (1995-B) 8/11/95 $ 20,000,000
 (1995-D) 10/27/95 $ 32,000,000
 (1995-I) 5/31/95 $ 50,992,000
 (1995-J) 5/16/95 $ 136,000,000
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $189,500,000 or 2.2% of net assets.
INCOME TAX INFORMATION
At April 30, 1995, the fund had a capital loss carryforward of approximately $2,670,000 of which $301,000, $1,893,000 and $476,000 will expire on April 30, 2001, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1995 (UNAUDITED)

1.ASSETS                                                                      2.        3.

4.Investment in securities, at value (including                               5.        $ 8,555,317
repurchase agreements of $267,619) - See
accompanying
schedule

6.Interest receivable                                                         7.         41,873

8. 9.TOTAL ASSETS                                                             10.        8,597,190

11.LIABILITIES                                                                12.       13.

14.Share transactions in process                                              $ 6,155   15.

16.Distributions payable                                                       600      17.

18.Accrued management fee                                                      3,202    19.

20. 21.TOTAL LIABILITIES                                                      22.        9,957

23.24.NET ASSETS                                                              25.       $ 8,587,233

26.Net Assets consist of:                                                     27.       28.

29.Paid in capital                                                            30.       $ 8,589,958

31.Accumulated net realized gain (loss) on investments                        32.        (2,725)

33.34.NET ASSETS, for 8,589,447 shares outstanding                            35.       $ 8,587,233

36.37.NET ASSET VALUE, offering price and redemption                          38.        $1.00
price per share ($8,587,233 (divided by) 8,589,447 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

39.40.INTEREST INCOME                                                41.        $ 247,722

42.EXPENSES                                                          43.        44.

45.Management fee                                                    $ 18,293   46.

47.Non-interested trustees' compensation                              19        48.

49. 50.TOTAL EXPENSES                                                51.         18,312

52.53.NET INTEREST INCOME                                            54.         229,410

55.56.NET REALIZED GAIN (LOSS) ON INVESTMENTS                        57.         (55)


58.59.NET INCREASE IN NET ASSETS RESULTING FROM                      60.        $ 229,355
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS         YEAR ENDED
                                                         ENDED              APRIL 30,
                                                         OCTOBER 31, 1995   1995
                                                         (UNAUDITED)

61.INCREASE (DECREASE) IN NET ASSETS

62.Operations                                            $ 229,410          $ 358,979
Net interest income

63. Net realized gain (loss)                              (55)               (477)

64. 65.NET INCREASE (DECREASE) IN NET ASSETS              229,355            358,502
RESULTING
 FROM OPERATIONS

66.Distributions to shareholders from net interest        (229,410)          (358,979)
income

67.Share transactions at net asset value of $1.00 per     5,787,195          11,531,847
share
Proceeds from sales of shares

68. Reinvestment of distributions from net interest       221,957            343,973
income

69. Cost of shares redeemed                               (5,057,215)        (10,693,390)

70.71.                                                    951,937            1,182,430
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

72.  73.TOTAL INCREASE (DECREASE) IN NET ASSETS           951,882            1,181,953

74.NET ASSETS                                            75.                76.

77. Beginning of period                                   7,635,351          6,453,398

78. End of period                                        $ 8,587,233        $ 7,635,351



FINANCIAL HIGHLIGHTS
79.   SIX MONTHS        YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31, 199
      5

80.   (UNAUDITED)       1995                    1994   1993   1992   1991


81.SELECTED PER-SHARE DATA

82.Net asset value,           $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of
period

83.Income from                 .028      .049      .031      .035      .053      .076
Investment
Operations
Net interest
 income

84.Less                        (.028)    (.049)    (.031)    (.035)    (.053)    (.076)
Distributions
From net interest
 income

85.Net asset value,           $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
end of period

86.TOTAL RETURN B              2.87%     4.97%     3.14%     3.51%     5.41%     7.87%

87.RATIOS AND SUPPLEMENTAL
DATA

88.Net assets,                $ 8,587   $ 7,635   $ 6,453   $ 4,542   $ 5,371   $ 7,190
end of period
(in millions)

89.Ratio of                    .45%A     .44%      .31%      .30%      .34%      .28%
expenses
to average net
assets

90.Ratio of                    .45%A     .45%      .32%      .30%      .34%      .47%
expenses to
average net
assets before
expense
reductions

91.Ratio of net                5.64%A    4.89%     3.12%     3.46%     5.32%     7.62%
interest income to
average net
assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $238,991,000 or 2.8% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $134,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


















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Do NOT strip-in this type
















Page 31 = BLANK
Do NOT strip-in this type
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN


(registered trademark)
(registered trademark)
U.S. GOVERNMENT
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market value.

FINANCIAL STATEMENTS   12   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  16   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income) and the effect of the fund's $5 account closeout fee on an average sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995   PAST 6   PAST 1   PAST 5   LIFE OF
                                 MONTHS   YEAR     YEARS    FUND

Spartan U.S. Government
Money Market Fund                2.83%    5.61%    24.78%   32.53%

Average Government
Money Market Fund                2.64%    5.23%    22.38%   28.60%

Consumer Price Index             1.18%    2.81%    15.13%   20.64%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on February 5, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average government money market fund, which reflects the performance of 229 government money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan U.S. Government
Money Market Fund                      5.61%    4.53%    5.03%

Average Government
Money Market Fund                      5.23%    4.12%    4.54%

Consumer Price Index                   2.81%    2.86%    3.32%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          11/1/94    1/31/95   4/25/95   8/1/95   10/31/95



Spartan U.S. Government   4.59%      5.33%     5.64%     5.54%    5.42%
Money Market Fund



Average Government        4.21%      4.99%     5.32%     5.13%    5.05%
Money Market Fund



                          10/26/94   2/1/95    4/26/95   8/1/95   11/1/95



                          2.57%      2.82%     2.88%     2.85%    2.85%
MMDA




Row: 1, Col: 1, Value: 4.59
Row: 1, Col: 2, Value: 4.21
Row: 1, Col: 3, Value: 2.57
Row: 2, Col: 1, Value: 5.33
Row: 2, Col: 2, Value: 4.99
Row: 2, Col: 3, Value: 2.82
Row: 3, Col: 1, Value: 5.64
Row: 3, Col: 2, Value: 5.319999999999999
Row: 3, Col: 3, Value: 2.88
Row: 4, Col: 1, Value: 5.54
Row: 4, Col: 2, Value: 5.05
Row: 4, Col: 3, Value: 2.85
Row: 5, Col: 1, Value: 5.42
Row: 5, Col: 2, Value: 5.13
Row: 5, Col: 3, Value: 2.85
Spartan U.S.
Government
Money Market Fund
Average
Government
Money Market Fund
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average government money market fund and the average bank money market deposit account (MMDA). Figures for the average government money market fund are from IBC/Donoghue. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a money
market fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Leland Barron, Portfolio Manager of Spartan U.S. Government Money Market Fund
Q. LELAND, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST SIX
MONTHS?
A. Short-term yields have declined about one-half percentage point since the end of April as market participants have continually tried to stay ahead of the next rate cut by the Federal Reserve. The Fed acted only once during the period, shaving one-quarter percentage point off the federal funds rate in July. The change in Fed policy came about because growth had slowed to the point where some economists were talking about a recession. Since then, however, the economy has shown surprising, if sporadic, signs of strength. During the third quarter, according to the initial estimate, the economy expanded at an annual rate of more than 4%.
Q. HAVE RATES STABILIZED SINCE THEN?
A. No, they've kept falling. That's because now that the economy seems to be doing better, attention has shifted to the budget debate in Congress. If Congress acts forcefully to cut the budget deficit, some say the Fed will have to respond with another rate cut. The argument gets a boost as well from the remarkably low inflation rate, which has been hovering around 2% all year. As long as inflation stays low, the Fed may feel it can safely cut interest rates even before the economy feels the full effect of reduced government spending. That kind of thinking kept up the downward pressure on rates throughout the fall and early winter.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. Yields on shorter-term instruments, including repurchase agreements and variable rate securities, were especially attractive for much of the period, and I built core positions around them. That kept the fund's average maturity fairly low, between 30 and 40 days for much of the period. Lately, though, I've found more buying opportunities in fixed-rate securities as well as variable-rate securities with longer reset intervals, and the fund's average maturity has gotten a little longer. At the end of the period it was 43 days, which is still within the neutral range.
Q. HOW DID THE FUND PERFORM?
A. Better than most of its peers. On October 31, 1995, the fund's seven-day yield was 5.42%, compared to 5.69% six months earlier. The fund's total return for the six-month period was 2.83%. That beat the total return of 2.64% for the average government money market fund during the same period, according to IBC/Donoghue.
Q. WHAT'S YOUR OUTLOOK?
A. While the economy has been giving off mixed signals lately, I think overall it's doing better than some market participants give it credit for; if so, another Fed rate cut may not be necessary. Moreover, even if Congress were to come up with a fiscally restrictive budget, it's possible that lower interest rates at the long end of the bond market could provide the economy with all the stimulative counterbalance it needs, and again the Fed would have no reason to act. But whether it's necessary or not, I think if there is a budget agreement, the chances are good that the Fed will make at least a token rate cut, and I need to be prepared for that, too. Therefore my goal in the months ahead will be to maintain flexibility, probably by keeping the fund's average maturity between 45 and 55 days.

FUND FACTS
GOAL: high current income
while maintaining a stable $1
share price by investing in
high quality, short-term
money market securities
issued or guaranteed by the
U.S. government or
government agencies
START DATE: February 5, 1990
SIZE: as of October 31, 1995,
more than $774 million
MANAGER: Leland Barron,
since 1991; manager,
Fidelity U.S. Government
Reserves, since 1991 and
Spartan U.S. Treasury
Money Market Fund, since
1991; joined Fidelity in 1981
(checkmark)

WORDS TO KNOW
AGENCY ISSUE: Debt security
issued by a government
agency, such as the Federal
National Mortgage Association
(Fannie Mae). Although their
credit ratings are high, most
agency issues are not backed
by the full faith and credit of the
U.S. government.
AVERAGE MATURITY: The average
maturity of debt securities in a
fund, weighted by dollar
amount. When the average
maturity is short, the fund
manager believes interest
rates will rise. When the
average maturity is long, the
fund manager is expecting
rates to fall.
DISCOUNT RATE: The interest rate
the Federal Reserve charges
member banks for loans.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The amount of time
remaining before a debt
security is scheduled to be
redeemed.
REPURCHASE AGREEMENT:
Agreement between a seller
and a buyer in which the seller
promises to repurchase a block
of securities at a set price and
time. Also known as a "repo."
TREASURY OBLIGATION: Debt
security issued directly by the
U.S. government. Payment of
principal and interest are
guaranteed.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/95           4/30/95            10/31/94

0 - 30       74                 45                 61

31 - 90        8                9                  18

91 - 180       7                29                 14

181 - 397    11                 17                 7

WEIGHTED AVERAGE MATURITY
                          10/31/95   4/30/95    10/31/94

Spartan U.S. Government
Money Market Fund         43 days    42 days    47 days

Average Government
Money Market Fund*        50 days     41 days   41 days

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 8.0
Row: 1, Col: 3, Value: 42.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 1, Value: 57.0
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 35.0
Row: 1, Col: 4, Value: 2.0
Federal agency
issues 49%
U.S. Treasury
obligations 8%
Repurchase
agreements 42%
Other 1%
Federal agency
issues 57%
U.S. Treasury
obligations 7%
Repurchase
agreements 35%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER  31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 49.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 2.7%
 11/1/95 6.00% $ 21,000,000 $ 20,975,791
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 8.9%
 11/1/95 5.80  18,000,000  17,988,231
 11/1/95 6.33  9,000,000  8,992,437
 11/24/95 5.67  33,000,000  32,971,325
 12/8/95 5.52  9,000,000  8,994,251
   68,946,244
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 7.5%
 1/25/96 5.65  52,000,000  51,316,128
 2/14/96 5.63  7,000,000  6,887,096
   58,203,224
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 2.2%
 11/6/95 5.71  17,000,000  16,986,683
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 16.8%
 10/4/96 5.81 (a)  23,000,000  23,000,000
 11/1/95 5.76 (a)  9,000,000  9,000,000
 11/1/95 5.84 (a)  39,000,000  38,956,628
 11/1/95 6.26 (a)  30,000,000  30,000,000
 11/14/95 5.75  9,000,000  9,001,381
 3/15/96 5.60  10,000,000  10,000,000
 3/15/96 5.70  6,000,000  6,019,096
 6/10/96 5.65  4,000,000  3,998,375
   129,975,480
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 8.0%
 11/2/95 6.12  20,000,000  19,996,706
 11/8/95 5.72  11,000,000  10,987,937
 1/31/96 5.69  4,005,000  3,949,319
 2/21/96 5.76  10,000,000  9,826,089
 3/15/96 5.71  18,000,000  17,630,100
   62,390,151
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 3.3%
 11/7/95 5.64  26,000,000  26,000,000
TOTAL FEDERAL AGENCIES   383,477,573
U.S. TREASURY OBLIGATIONS - 8.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
U.S. TREASURY NOTES
 4/30/96 5.58% $ 17,000,000 $ 17,149,576
 4/30/96 5.61  18,000,000  18,156,106
 4/30/96 5.63  28,000,000  27,960,406
TOTAL U.S. TREASURY OBLIGATIONS   63,266,088
MEDIUM-TERM NOTES (A) - 0.6%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (B)
 11/15/95 5.80  4,764,632  4,764,632
REPURCHASE AGREEMENTS - 41.8%
 MATURITY
 AMOUNT
In a joint trading account
(U.S. Government Obligations)
dated 10/31/95 due 11/1/95:
  At 5.93%  $ 324,419,394  324,366,000
TOTAL INVESTMENTS - 100%  $ 775,874,293
Total Cost for Income Tax Purposes  $ 775,874,293

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Export-Import Bank,
U.S. (as Guarantor for
K. A. Leasing, Ltd.) 3/1/94 $ 4,764,632
INCOME TAX INFORMATION
At April 30, 1995, the fund had a capital loss carryforward of approximately $135,000 of which $20,000, $10,000, $52,000 and $53,000 will expire on April 30, 1999, 2001, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995 (UNAUDITED)

4.ASSETS                                                          5.            6.

7.Investment in securities, at value (including                   8.            $ 775,874,293
repurchase agreements of $324,366,000) - See
accompanying schedule

9.Interest receivable                                             10.            2,219,878

11. 12.TOTAL ASSETS                                               13.            778,094,171

14.LIABILITIES                                                    15.           16.

17.Share transactions in process                                  $ 2,834,236   18.

19.Distributions payable                                           108,770      20.

21.Accrued management fee                                          290,827      22.

23. 24.TOTAL LIABILITIES                                          25.            3,233,833

26.27.NET ASSETS                                                  28.           $ 774,860,338

29.Net Assets consist of:                                         30.           31.

32.Paid in capital                                                33.           $ 775,032,201

34.Accumulated net realized gain (loss) on investments            35.            (171,863)

36.37.NET ASSETS, for 775,032,201 shares outstanding              38.           $ 774,860,338

39.40.NET ASSET VALUE, offering price and redemption              41.            $1.00
price per share ($774,860,338 (divided by) 775,032,201 shares)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

42.43.INTEREST INCOME                              44.           $ 22,294,555

45.EXPENSES                                        46.           47.

48.Management fee                                  $ 1,662,166   49.

50.Non-interested trustees' compensation            1,828        51.

52. 53.TOTAL EXPENSES                              54.            1,663,994

55.56.NET INTEREST INCOME                          57.            20,630,561

58.59.NET REALIZED GAIN (LOSS) ON INVESTMENTS      60.            (37,016)


61.62.NET INCREASE IN NET ASSETS RESULTING FROM    63.           $ 20,593,545
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED             APRIL 30,
                                                         OCTOBER 31,1995   1995
                                                         (UNAUDITED)

64.INCREASE (DECREASE) IN NET ASSETS

65.Operations                                            $ 20,630,561      $ 34,848,882
Net interest income

66. Net realized gain (loss)                              (37,016)          (53,461)

67. 68.NET INCREASE (DECREASE) IN NET ASSETS              20,593,545        34,795,421
RESULTING FROM OPERATIONS

69.Distributions to shareholders from net interest        (20,630,561)      (34,848,882)
income

70.Share transactions at net asset value of $1.00 per     388,675,724       710,652,493
share
Proceeds from sales of shares

71. Reinvestment of distributions from net interest       19,786,569        33,477,624
income

72. Cost of shares redeemed                               (340,759,031)     (817,177,824)

73.74.                                                    67,703,262        (73,047,707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

75.  76.TOTAL INCREASE (DECREASE) IN NET ASSETS           67,666,246        (73,101,168)

77.NET ASSETS                                            78.               79.

80. Beginning of period                                   707,194,092       780,295,260

81. End of period                                        $ 774,860,338     $ 707,194,092


FINANCIAL HIGHLIGHTS
82.   SIX MONTHS         YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31, 1995

83.   (UNAUDITED)        1995                    1994   1993   1992   1991


84.SELECTED PER-SHARE DATA

85.Net asset value,               $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of
period

86.Income from                     .028      .047      .029      .032      .052      .076
Investment
Operations
Net interest
income

87.Less                            (.028)    (.047)    (.029)    (.032)    (.052)    (.076)
Distributions
From net interest
 income

88.Net asset value,               $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
end of period

89.TOTAL RETURN B                  2.83%     4.79%     2.89%     3.24%     5.33%     7.84%

90.Ratios and Supplemental Data

91.Net assets,                    $ 775     $ 707     $ 780     $ 898     $ 1,411   $ 1,878
end of period
(in millions)

92.Ratio of                        .45%A     .45%      .45%      .45%      .40%      .17%
expenses
to average net
assets

93.Ratio of                        .45%A     .45%      .54%      .55%      .55%      .55%
expenses to
average net
assets before
expense
reductions

94.Ratio of net                    5.58%A    4.67%     2.85%     3.25%     5.29%     7.34%
interest income to
average net
assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,764,632 or 0.6% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $324,419,394 at 5.93%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED 10/31/95, DUE 11/1/95 5.93%
Number of dealers or banks 4
Maximum amount with one dealer or bank 40.5%
Aggregate principal amount of agreements $3,700,000,000
Aggregate maturity amount of agreements $3,700,609,056
Aggregate market value of collateral $3,816,483,868
Coupon rates of collateral 0% to 13.50%
Maturity dates of collateral 11/16/95 to 5/1/35
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $10,601 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


















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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Leland C. Barron, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE